SCHEDULE OF AMOUNTS RECOGNIZED IN BALANCE SHEET (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Current liabilities
Non-current liabilities	(1,677)	(2,256)
Total recognized in the combined balance sheet	$ (1,677)	$ (2,256)